Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share
Net Income	$ 5,130	[1]	$ 4,816		$ 5,248	[1]	$ 4,759	[1]	$ 19,136	[1],[2]	$ 3,123		$ 4,014	[1]	$ 3,574		$ 19,953	$ 29,847	$ 13,333
Net income attributable to noncontrolling interest																	(583)	(397)	(357)
Net Income attributable to AT&T	$ 4,858	[1]	$ 4,718		$ 5,132	[1]	$ 4,662	[1]	$ 19,037	[1],[2]	$ 3,029		$ 3,915	[1]	$ 3,469		19,370	29,450	12,976
Share-based payment																	19	13	13
Numerator for diluted earnings per share																	$ 19,389	$ 29,463	$ 12,989
Weighted average number of common shares outstanding																	6,778	6,164	6,168
Share-based payment (in shares)																	28	19	21
Denominator for diluted earnings per share																	6,806	6,183	6,189
Basic Earnings Per Share Attributable to AT&T	$ 0.66	[3]	$ 0.65	[3]	$ 0.81	[3]	$ 0.75	[3]	$ 3.08	[3]	$ 0.49	[3]	$ 0.63	[3]	$ 0.56	[3]	$ 2.85	$ 4.77	$ 2.1
Diluted Earnings Per Share Attributable to AT&T	$ 0.66	[3]	$ 0.65	[3]	$ 0.81	[3]	$ 0.75	[3]	$ 3.08	[3]	$ 0.49	[3]	$ 0.63	[3]	$ 0.56	[3]	$ 2.85	$ 4.76	$ 2.1

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 14).
[2]	Includes an asset abandonment charge (Note 7) and the impact of federal corporate income tax reform (Note 13).
[3]
Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.